Business, Basis of Presentation, Business Combinations, Divestitures, License/Supply Agreement and Merger (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
ProstaScint [Member]
Business Description And Basis Of Presentation [Line Items]
Schedule of allocation on consideration transferred
Fair Value

Tangible assets	$727,000
Intangible assets	1,590,000
Goodwill	74,000
Total assets acquired	$2,391,000

Estimated Fair Value
Tangible assets	$727,000
Intangible assets	1,590,000
Goodwill	74,000
Total assets acquired	$2,391,000

Schedule of finite-lived intangible assets, future amortization expense
Total ProstaScint

2018	$47,000
2019	14,000
2020	-
2021	-
2022	-
Thereafter	-
$61,000

Primsol [Member]
Business Description And Basis Of Presentation [Line Items]
Schedule of allocation on consideration transferred
Fair Value

Tangible assets	$182,000
Intangible assets	1,470,000
Goodwill	147,000
Total assets acquired	$1,799,000

Fair Value

Tangible assets	$182,000

Intangible assets	1,470,000

Goodwill	147,000

Total assets acquired	$1,799,000

Natesto [Member]
Business Description And Basis Of Presentation [Line Items]
Schedule of finite-lived intangible assets, future amortization expense
2018	1,319,000
2019	1,319,000
2020	1,319,000
2021	1,319,000
2022	1,319,000
Thereafter	2,636,000
$9,231,000

Nuelle [Member]
Business Description And Basis Of Presentation [Line Items]
Schedule of allocation on consideration transferred
Fair Value

Tangible assets	$2,061,000
Intangible assets	1,540,000
Goodwill	238,000
Total assets acquired	$3,839,000

Fair Value

Tangible assets	$2,061,000

Intangible assets	1,540,000

Goodwill	238,000

Total assets acquired	$3,839,000

Schedule of finite-lived intangible assets, future amortization expense
2018	$144,000
2019	144,000
2020	144,000
2021	144,000
2022	144,000
Thereafter	798,000
$1,518,000